Segmented Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segmented Reporting
SEGMENTED REPORTING
Hydro One has three reportable segments:

•
The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting more than 70 local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;

•	The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and

•	Other Segment, which includes certain corporate activities.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income taxes from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2018 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,688	4,422	—	6,110
Purchased power	—	2,899	—	2,899
Operation, maintenance and administration	424	608	23	1,055
Depreciation and amortization	435	395	—	830
Income (loss) before financing charges and income taxes	829	520	(23)	1,326

Capital investments	985	577	—	1,562

Year ended December 31, 2017 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,581	4,366	—	5,947
Purchased power	—	2,875	—	2,875
Operation, maintenance and administration	391	599	24	1,014
Depreciation and amortization	420	390	—	810
Income (loss) before financing charges and income taxes	770	502	(24)	1,248

Capital investments	968	588	—	1,556
Total Assets by Segment:

December 31 (millions of dollars)	2018	2017
Transmission	13,877	13,523
Distribution	9,277	9,229
Other	2,415	2,862
Total assets	25,569	25,614
Total Goodwill by Segment:

December 31 (millions of dollars)	2018	2017
Transmission	157	157
Distribution	168	168
Total goodwill	325	325

All revenues, assets and costs, as the case may be, are earned, held or incurred in Canada.